UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: September 30, 2008





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management, Co. LLC

295 Devonshire Street

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: President

       Longfellow Investment Management, Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, October 15, 2008





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    30

Form 13F information Table Value Total:    $8,441

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104      126    54190 SH       SOLE                    54190
Air Transport Services Group I COM              00922r105       23    31264 SH       SOLE                    31264
AmCOMP, Inc.                   COM              02342j101      340    28404 SH       SOLE                    28404
Anheuser-Busch Companies, Inc. COM              035229103      474     7300 SH       SOLE                     7300
Axcelis Technologies, Inc.     COM              054540109       92    54000 SH       SOLE                    54000
BCE Inc.                       COM NEW          05534b760      410    11735 SH       SOLE                    11735
Boston Scientific Corporation  COM              101137107      157    12766 SH       SOLE                    12766
Captaris Inc.                  COM              14071n104      101    22000 SH       SOLE                    22000
Catalyst Semiconductor, Inc.   COM              148881105       90    20000 SH       SOLE                    20000
Darwin Professional Underwrite COM              237502109      314    10000 SH       SOLE                    10000
Diebold, Inc.                  COM              253651103      447    13500 SH       SOLE                    13500
Energy Partners, Ltd.          COM              29270u105      130    14943 SH       SOLE                    14943
Enliven Marketing Technologies COM              293361101      512   800000 SH       SOLE                   800000
Foundry Networks, Inc.         COM              35063r100      546    30000 SH       SOLE                    30000
Greenfield Online, Inc.        COM              395150105      315    18100 SH       SOLE                    18100
Grey Wolf, Inc.                COM              397888108       93    12000 SH       SOLE                    12000
Hercules Inc.                  COM              427056106      239    12000 SH       SOLE                    12000
Hilb Rogal & Hobbs             COM              431294107      562    12000 SH       SOLE                    12000
ImClone Systems Incorporated   COM              45245w109      250     4000 SH       SOLE                     4000
Napster Inc.                   COM              630797108       78    30000 SH       SOLE                    30000
Nationwide Financial Services, CL A             638612101      272     5500 SH       SOLE                     5500
PeopleSupport Inc.             COM              712714302      479    41000 SH       SOLE                    41000
Photon Dynamics, Inc.          COM              719364101      553    36000 SH       SOLE                    36000
Royal Caribbean Cruises Ltd.   COM              V7780T103      347    16800 SH       SOLE                    16800
Secure Computing Corporation   COM              813705100      104    19000 SH       SOLE                    19000
Take-Two Interactive Software, COM              874054109      241    14699 SH       SOLE                    14699
TurboChef Technologies, Inc.   COM NEW          900006206      105    17000 SH       SOLE                    17000
Vital Signs, Inc.              COM              928469105      517     7000 SH       SOLE                     7000
Zi Corporation                 COM              988918108       52    75000 SH       SOLE                    75000
i2 Technologies, Inc.          COM NEW          465754208      472    35000 SH       SOLE                    35000